Cash and Cash Equivalents and Deposits in Banks	12 Months Ended
Dec. 31, 2023
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Cash and Cash Equivalents and Deposits in Banks
4.
Cash and Cash Equivalents and Deposits in Banks

Cash and cash equivalents and deposits in banks as of December 31, 2022 and December 31, 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Current assets
Cash and cash equivalents
Cash	₩	1,076	3
Deposits		1,823,573	2,257,519
	₩	1,824,649	2,257,522
Deposits in banks
Time deposits	₩	267,163	900
Restricted deposits(*)		1,455,444	905,071
	₩	1,722,607	905,971
Non-current assets
Deposits in banks
Restricted deposits(*)	₩	11	11

(*) Includes funds deposited under agreements on mutually beneficial cooperation to aid LG Group companies’ suppliers, restricted deposits pledged to guarantee the Controlling Company and subsidiary’s borrowings and others.